LOAN	12 Months Ended
Dec. 31, 2024
LOAN
LOAN

17. LOAN

The following tables present the loan information as of December 31, 2023 and 2024:

December 31, 2023:
	Collateral		Loan*
		BTC	RMB	USD
(Amount in thousands, except BTC)
Total	—	—	—	—

	December 31, 2024:
	Collateral		Loan*
		BTC	RMB	USD
	(Amount in thousands, except BTC)
Total	—	273	89,102	12,207

In 2024, the Group pledged a total of 273 BTC to Equities First Holdings to obtain a loan. The Maturity Date for each Tranche Loan Agreement shall be twelve months subsequent to the occurrence of the Closing Date of each Tranche. The Group shall pay to the Lender simple Interest on the Loan Principal Amount for the term of the Loan at a fixed Interest rate of 3.25% per annum. As of December 31,2024, the accrued interest is RMB432,355 which included in the interest payable line item. Loan as of December 31, 2023 and 2024 amounted to nil and RMB89.1 million (US$12.2 million), respectively. The deferred loan cost of nil and RMB 841,826 as of December 31, 2023 and 2024, respectively.